Label	Element	Value
Franklin Ultra Short Bond ETF | Corporate Bonds & Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	78.90%
Franklin Ultra Short Bond ETF | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Franklin Ultra Short Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.30%